Loans (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Related party loans
Balance, beginning	$ 670	$ 788
Advances	576	468
Repayments	(347)	(586)
Balance, ending	$ 899	$ 670